Offerings - Offering: 1	May 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, EUR0.01 par value per share -- issuable under the SCHMID Group N.V. Share Incentive Plan
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	7.72
Maximum Aggregate Offering Price	$ 19,300,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,665.33
Offering Note	Represents the number of Ordinary Shares issuable under the SCHMID Group N.V. Share Incentive Plan adopted by the shareholders' meeting held on May 20, 2026 (the "Plan"). The proposed maximum offering price per share, maximum aggregate offering price and registration fee are based on a price of $7.72 per Ordinary Share, which price is based, pursuant to Rules 457(c) and 457(h) under the Securities Act, on the average of the high and low prices of the Ordinary Shares as reported on the NASDAQ Global Select Market on May 22, 2026, which is a date within five business days prior to filing the registration statement. The shares registered hereby may be offered and sold pursuant to a reoffer prospectus. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall be deemed to cover any additional ordinary shares, EUR0.01 par value per share ("Ordinary Shares"), of SCHMID Group N.V. that may from time to time become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding Ordinary Shares.